Janus Henderson Adaptive Risk Managed U.S. Equity Fund Investment Strategy - Class D Shares [Member] - Janus Henderson Adaptive Risk Managed U.S. Equity Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies, including, but not limited to, common stocks and depositary receipts. An issuer is deemed to be economically tied to the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the United States; (ii) a majority of the issuer’s revenues are derived from the United States; or (iii) a majority of the issuer’s assets are located in the United States. Under normal circumstances, the Fund seeks to achieve returns with lower volatility over a full market cycle than the Russell 1000® Index (the Fund’s broad-based benchmark index). The Fund seeks to generate such returns with volatility that can range from approximately 0% to 40% lower than the Russell 1000 Index. In this context, volatility refers to the variation in the returns of the Fund and the broad-based benchmark index as measured by the standard deviation of monthly returns. The market capitalization of issuers within the broad-based benchmark index, from which the Fund’s investment universe is derived, will vary, but as of June 30, 2025, it ranged from approximately $210.27 billion to $3.69 trillion. The Fund pursues its investment objective by applying a proprietary methodology to construct an investment portfolio of equity securities from a universe of the 750 largest U.S. issuers in the Russell 1000 Index by market capitalization whose securities are also characterized by broad options market liquidity. Portfolio management applies a systematic investment process that monitors day-to-day movements in options prices on individual U.S. issuers for indicators of upside (or good) and downside (or bad) volatility to forecast their risk and reward. In applying this investment process, portfolio management seeks to avoid issuers whose upside volatilities are perceived to be lower and whose downside volatilities are perceived to be higher, resulting in a portfolio that is expected to generate returns with lower volatility over a full market cycle. Although the Fund is generally expected to underperform the Russell 1000 Index in sharply rising markets, this strategy seeks to minimize losses in down markets. The Fund may engage in active and frequent trading to achieve its investment objective.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.